Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Columbia Small Cap Value Fund II - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Account Value		$ 19,082	$ 17,560	$ 16,476	$ 17,338	$ 15,488	$ 10,504	$ 11,880	$ 11,898	$ 11,391	$ 8,439	$ 9,427
Columbia Small Cap Value Fund II-Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Account Value		$ 20,752	19,047	17,822	18,723	16,677	11,280	12,726	12,715	12,143	8,978	10,000
Columbia Small Cap Value Fund II - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Account Value		$ 21,056	19,308	18,042	18,920	16,832	11,358	12,799	12,771	12,174	8,990	10,000
Columbia Small Cap Value Fund II - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Account Value		$ 21,161	19,393	18,118	18,989	16,885	11,393	12,835	12,801	12,193	8,995	10,000
Columbia Small Cap Value Fund II - Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Account Value		$ 19,720	18,205	17,116	18,077	16,180	10,999	12,468	12,526	12,022	8,927	10,000
Columbia Small Cap Value Fund II - Class S
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	Class S
Account Value		$ 20,266	18,627	17,478	18,392	16,430	11,143	12,603	12,622	12,084	8,952	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2]	Russell 3000®Index
Account Value		$ 32,076	27,291	21,221	23,085	20,557	15,191	14,210	13,527	11,639	9,216	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Account Value		$ 19,508	$ 18,134	$ 17,171	$ 17,961	$ 16,843	$ 11,940	$ 13,163	$ 12,606	$ 12,243	$ 8,665	$ 10,000

[1]	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
[2]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000® Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.